Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues
Consumer mobile security	$ 67,938,000	$ 36,202,000	$ 15,268,000
Other services	10,614,000	4,469,000	2,427,000
Total net revenues	91,768,000	40,671,000	17,695,000
Cost of revenues	(25,739,000)	(8,057,000)	(5,193,000)
Gross profit	66,029,000	32,614,000	12,502,000
Operating expenses
Selling and marketing expenses	(17,396,000)	(7,955,000)	(4,436,000)
General and administrative expenses	(36,776,000)	(14,024,000)	(14,750,000)
Research and development expenses	(9,585,000)	(5,095,000)	(2,959,000)
Total operating expenses	(63,757,000)	(27,074,000)	(22,145,000)
Operating (loss)/gain	2,272,000	5,540,000	(9,643,000)
Interest income	3,193,000	1,342,000	234,000
Foreign exchange (loss)/gain, net	67,000	3,011,000	(46,000)
Other income/(expense), net	3,364,000	306,000	135,000
(Loss)/income before income taxes and share of losses from subsidiaries	9,839,000	10,228,000	(9,422,000)
Income tax expense	(420,000)	(97,000)	(401,000)
Net (loss) / income	9,430,000	10,251,000	(9,827,000)
Accretion of convertible redeemable preferred shares	0	(535,000)	(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0	0	(5,693,000)
Allocation of net income to participating preferred shareholders	0	(1,595,000)	0
Net (loss)/income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Other comprehensive income
Foreign currency translation adjustments	390,000	1,249,000	689,000
Disposal of available-for-sale investments	0	0	(42,000)
Comprehensive (loss)/income attributable to NQ Mobile Inc.	9,820,000	11,500,000	(9,180,000)
Parent Company [Member]
Net revenues
Consumer mobile security	19,395,000	17,793,000	6,113,000
Other services	780,000	65,000	1,000
Total net revenues	20,175,000	17,858,000	6,114,000
Cost of revenues	(2,098,000)	(791,000)	(299,000)
Gross profit	18,077,000	17,067,000	5,815,000
Operating expenses
Selling and marketing expenses	(2,142,000)	(1,575,000)	(978,000)
General and administrative expenses	(3,400,000)	(1,083,000)	(12,964,000)
Research and development expenses	(95,000)	(156,000)	(147,000)
Total operating expenses	(5,637,000)	(2,814,000)	(14,089,000)
Operating (loss)/gain	12,440,000	14,253,000	(8,274,000)
Interest income	99,000	406,000	0
Foreign exchange (loss)/gain, net	182,000	2,987,000	(15,000)
Other income/(expense), net	459,000	306,000	(7,000)
(Loss)/income before income taxes and share of losses from subsidiaries	13,180,000	17,952,000	(8,296,000)
Income tax expense	(138,000)	(92,000)	0
Share of losses from subsidiaries	(3,612,000)	(7,609,000)	(1,531,000)
Net (loss) / income	9,430,000	10,251,000	(9,827,000)
Accretion of convertible redeemable preferred shares	0	(535,000)	(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0	0	(5,693,000)
Allocation of net income to participating preferred shareholders	0	(1,595,000)	0
Net (loss)/income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Other comprehensive income
Foreign currency translation adjustments	390,000	1,249,000	689,000
Disposal of available-for-sale investments	0	0	(42,000)
Comprehensive (loss)/income attributable to NQ Mobile Inc.	$ 9,820,000	$ 11,500,000	$ (9,180,000)